Fair value measurements - Schedule of financial assets measured at fair value (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Assets
Digital currencies	$ 181,146	$ 161,645
Fair Value, Recurring [Member] | Level 1 [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	21,016	5,356
Derivative asset	0	0
Assets	21,016	5,356
Liabilities
Warrant liability	0	0
Convertible loan-derivative component	0	0
Liabilities	0	0
Fair Value, Recurring [Member] | Level 2 [Member]
Assets
Cash	23,226	9,678
Digital currencies	181,146	161,645
Investments	0	0
Derivative asset	0	0
Assets	204,372	171,323
Liabilities
Warrant liability	0	0
Convertible loan-derivative component	0	0
Liabilities	0	0
Fair Value, Recurring [Member] | Level 3 [Member]
Assets
Cash		0
Digital currencies	0	0
Investments	429	576
Derivative asset	1,300	0
Assets	1,729	1,618
Liabilities
Warrant liability	716	0
Convertible loan-derivative component	0	120
Liabilities	$ 716	$ 120